Investments	12 Months Ended
Dec. 31, 2023
Disclosure Of Investments [Abstract]
Investments	Investments
As of and for the year ended December 31, 2023:

In $000s	Jan. 1, 2023	Additions	Disposals	Transfers	Fair Value Adjustment	Interest Revenue	Dec. 31, 2023

SHORT-TERM INVESTMENTS
Convertible debt instruments[1]	$1,272	$8,875	$(6,573)	$6,196	$—	$—	$9,770
Loans receivable[3]	2,501	16,439	(1,054)	—	—	744	18,630
Total short-term investments	$3,773	$25,314	$(7,627)	$6,196	$—	$744	$28,400

LONG-TERM INVESTMENTS
Common shares[2]	$19,025	$8,590	$(1,376)	$—	$(8,557)	$—	$17,682
Warrants and other[1]	2,088	—	(540)	—	80	—	1,628
Convertible debt instruments[1]	105,004	114,001	(17,236)	(6,196)	15,591	—	211,164
Total long-term investments	$126,117	$122,591	$(19,152)	$(6,196)	$7,114	$—	$230,474
Total investments	$129,890	$147,905	$(26,779)	$—	$7,114	$744	$258,874
1.Fair value adjustment recorded within Net Income (loss) for the period.
2.Fair value adjustment recorded within Other Comprehensive Income (loss) for the period.
3.Interest revenue recorded within Net Income (loss) for the period.
In June 2023 and as described in note 5 above, Sandstorm received a debenture with a face value of $149.1 million as consideration for the partial sale of its Antamina NPI to Horizon Copper. The debenture has a 10 year term and bears stated interest at approximately 3%. Principal repayments are subject to a cash sweep of the excess cash flow Horizon Copper receives from the 1.66% Antamina NPI after the Antamina silver stream and Antamina residual royalty obligations are paid and prepayment can occur at any time prior to maturity without penalty. The debenture is measured at fair value through profit and loss and its fair value at the time of the transaction was $122.7 million measured using a discount rate of approximately 6% and assumptions related to production and revenues at Antamina consistent with those described further in note 5.
Also, during the year ended December 31, 2023, Sandbox issued approximately 33.8 million common shares to Sandstorm with a total value of $17.2 million as repayment for a portion of the convertible promissory note due from Sandbox to Sandstorm.
As of and for the year ended December 31, 2022:

In $000s	Jan. 1, 2022	Additions	Disposals	Transfers	Fair Value Adjustment	Interest Revenue	Dec. 31, 2022

SHORT-TERM INVESTMENTS
Convertible debt instruments[1]	$—	$—	$—	$1,272	$—	$—	$1,272
Loans receivable[3]	5,001	—	(2,787)	—	—	287	2,501
Total short-term investments	$5,001	$—	$(2,787)	$1,272	$—	$287	$3,773

LONG-TERM INVESTMENTS
Common shares[2]	$21,486	$10,748	$(4,820)	$—	$(8,389)	$—	$19,025
Warrants and other[1]	1,666	—	—	—	422	—	2,088
Convertible debt instruments[1]	904	104,972	(934)	(1,272)	1,334	—	105,004
Loans receivable[3]	—	33,781	(33,311)	—	—	(470)	—
Total long-term investments	$24,056	$149,501	$(39,065)	$(1,272)	$(6,633)	$(470)	$126,117
Total investments	$29,057	$149,501	$(41,852)	$—	$(6,633)	$(183)	$129,890
1.Fair value adjustment recorded within Net Income (loss) for the period.
2.Fair value adjustment recorded within Other Comprehensive Income (loss) for the period.
3.Interest revenue recorded within Net Income (loss) for the period.